Employee Benefit Expenses - Summary OF Employee Benefit Expenses (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefit Expenses [Abstract]
Remeasurements of employee termination benefit losses	₺ 3,738	₺ 34,532	₺ 13,466